Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA FUNDS
Entity Central Index Key	0000826686
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000143790
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class A
Trading Symbol	SSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 141,192,609
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

C000143792
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class I
Trading Symbol	SSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 141,192,609
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

C000143793
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class K
Trading Symbol	SSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 141,192,609
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

C000014139
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class N
Trading Symbol	SSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 141,192,609
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

C000014159
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index Fund
Class Name	Class N
Trading Symbol	SVSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,537,408,822
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Top Ten Sectors

Sector	%
Information Technology	30.5%
Financials	14.4%
Health Care	10.7%
Consumer Discretionary	10.5%
Communication Services	9.4%
Industrials	8.3%
Consumer Staples	5.8%
Energy	3.3%
Utilities	2.3%
Real Estate	2.2%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%